Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,293,451
Proposed Maximum Offering Price per Unit	89.10
Maximum Aggregate Offering Price	$ 204,346,484.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,220.25
Offering Note	(1) To "Amount Registered": Consists of shares of common stock $0.001 par value per share ("Common Stock") of Integer Holdings Corporation (the "Registrant") reserved for issuance under the Integer Holdings Corporation 2026 Omnibus Incentive Plan (the "Plan"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Plan in respect of the securities identified in the above table as a result of stock splits, reverse stock splits, stock dividends, combinations of shares, spin-offs, recapitalizations, mergers and other capital adjustments. (2) To each of "Fee Calculation Rule," "Proposed Maximum Offering Price Per Unit," and "Maximum Aggregate Offering Price": Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the Registrant's Common Stock, as reported on the New York Stock Exchange on May 15, 2026 (rounded to the nearest cent).